Subsidiary Preferred Shares - Schedule of Subsidiary Preferred Share Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	$ 169	$ 27,339
Entrega
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	169	169
Follica
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	0	350
Vedanta Biosciences
Subsidiary Preferred Shares [Line Items]
Total subsidiary preferred share balance	$ 0	$ 26,820